CONDENSED FINANCIAL INFORMATION OF THE CORPORATION (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total assets	$ 1,170,995	$ 1,092,874
Liabilities
Total liabilities	1,056,411	988,670
Shareholders' equity
Retained earnings	67,609	62,900
Accumulated other comprehensive income (loss)	(2,126)	(9,001)
Total shareholders' equity	114,584	104,204	112,795	112,149
Total liabilities and shareholders' equity	1,170,995	1,092,874
Parent Company [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Cash	271	23
Investment in bank subsidiary	111,512	101,226
Investment in credit life insurance company	54	54
Investment in other securities	17	17
Dividends receivable from bank subsidiary	1,813	2,058
Cash surrender value - life insurance	4,474	4,409
Total assets	118,141	107,787
Liabilities
Accrued liabilities	1,839	1,820
Dividends payable	1,813	1,858
Total liabilities	3,652	3,678
Shareholders' equity
Common stock - $10 par value, 8,000,000 shares authorized; 4,900,576 and 5,021,012 shares issued and outstanding, as of December 31, 2014 and December 31, 2013, respectively	49,006	50,210
Retained earnings	67,609	62,900
Accumulated other comprehensive income (loss)	(2,126)	(9,001)
Total shareholders' equity	114,489	104,109
Total liabilities and shareholders' equity	$ 118,141	$ 107,787